Annual Fund Operating Expenses	May 31, 2026
Amana Income Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.99%
Amana Income Fund | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.75%
Amana Growth Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.86%
Amana Growth Fund | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.61%
Amana Developing World Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution or Similar (Non 12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	1.20%
Amana Developing World Fund | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.98%
Amana Participation Fund | Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution or Similar (Non 12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.06%	[1]
Expenses (as a percentage of Assets)	0.81%	[1]
Amana Participation Fund | Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%	[1]
Distribution or Similar (Non 12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.07%	[1]
Expenses (as a percentage of Assets)	0.57%	[1]

[1]	Annual Fund Operating Expenses include all fees and expenses related to the Fund’s wholly-owned and controlled subsidiary.